FINANCIAL INSTRUMENTS -Narrative (Details) - USD ($) $ in Millions	Jul. 15, 2019	Jun. 30, 2019
Cash and Cash Equivalents Held in Subsidiaries with Restrictions [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Restricted cash and cash equivalents		$ 407
Newmont Goldcorp [Member]
Disclosure of financial assets [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts		$ 600
BNAF Notes Due 2020 [Member]
Disclosure of financial assets [line items]
Repayments of non-current borrowings	$ 248
Borrowings, interest rate (as percent)		4.95%